Condensed Consolidating Financial Information Tables 6 - 8 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Cash Flows [Abstract]
Net cash provided by operating activities	$ 342.7	$ 331.0	$ 406.1
Cash flows from investing activities:
Purchases of property and equipment	(100.3)	(62.8)	(63.3)
Capitalized software costs	(8.8)	(6.5)	(8.0)
Acquisition of business, net of cash acquired	(4.9)	(34.1)	0
Proceeds from sale of restricted investments	1.2	10.4	5.0
Purchase of restricted investments	(8.4)	(26.0)	(3.8)
Net change in restricted cash	1.2	31.3	(11.7)
Net settlements on interest rate swaps not designated as hedges	(10.9)	(44.7)	(42.2)
Net investment in interest rate swap not designated as hedges	0	0	(6.4)
Other	(0.9)	(0.4)	(1.2)
Net cash provided by (used in) investing activities of discontinued operations		6.9	(1.4)
Net cash provided by (used in) investing activities of discontinued operations—
Proceeds from sale of LTCHs	107.9	0	0
Other investing activities of discontinued operations	(0.7)	6.9	(1.4)
Net cash used in investing activities	(24.6)	(125.9)	(133.0)
Cash flows from financing activities:
Principal borrowings on term loan	100.0	0	0
Proceeds from bond issuance	120.0	525.0	290.0
Principal borrowings on notes	0	0	15.5
Principal payments on debt, including pre-payments	(504.9)	(751.3)	(409.2)
Borrowings on revolving credit facility	338.0	100.0	10.0
Payments on revolving credit facility	(306.0)	(22.0)	(50.0)
Principal payments under capital lease obligations	(13.2)	(14.9)	(13.4)
Dividends paid on convertible perpetual preferred stock	(26.0)	(26.0)	(26.0)
Debt amendment and issuance costs	(4.4)	(19.3)	(10.6)
Distributions paid to noncontrolling interests of consolidated affiliates	(44.2)	(34.4)	(32.7)
Other	4.3	5.2	0.9
Change in intercompany advances	0	0	0
Net cash provided by (used in) financing activities of discontinued operations	0	0	1.2
Net cash used in financing activities	(336.4)	(237.7)	(224.3)
(Decrease) increase in cash and cash equivalents	(18.3)	(32.6)	48.8
Cash and cash equivalents at beginning of year	48.3	80.7	31.7
Cash and cash equivalents of facilities at beginning of year	0.1	0.3	0.5
Less: Cash and cash equivalents of facilities in discontinued operations at end of year	0	(0.1)	(0.3)
Cash and cash equivalents at end of year	30.1	48.3	80.7
Condensed Consolidating Financial Information (Textual) (Abstract)
HealthSouth ownership percentage of subsidiary guarantors	100.00%
HealthSouth Corporation
Consolidated Statements of Cash Flows [Abstract]
Net cash provided by operating activities	176.7	208.3	310.1
Cash flows from investing activities:
Purchases of property and equipment	(5.0)	(2.9)	(1.0)
Capitalized software costs	(6.6)	(6.0)	(7.4)
Acquisition of business, net of cash acquired	0	0
Proceeds from sale of restricted investments	0	0	0
Purchase of restricted investments	0	0	0
Net change in restricted cash	(0.2)	1.8	0
Net settlements on interest rate swaps not designated as hedges	(10.9)	(44.7)	(42.2)
Net investment in interest rate swap not designated as hedges			(6.4)
Other	0	(0.1)	(1.1)
Net cash provided by (used in) investing activities of discontinued operations		0.4	0
Net cash provided by (used in) investing activities of discontinued operations—
Proceeds from sale of LTCHs	107.9
Other investing activities of discontinued operations	(0.2)
Net cash used in investing activities	85.0	(51.5)	(58.1)
Cash flows from financing activities:
Principal borrowings on term loan	100.0
Proceeds from bond issuance	120.0	525.0	290.0
Principal borrowings on notes			0
Principal payments on debt, including pre-payments	(507.4)	(755.3)	(413.0)
Borrowings on revolving credit facility	338.0	100.0	10.0
Payments on revolving credit facility	(306.0)	(22.0)	(50.0)
Principal payments under capital lease obligations	(0.8)	(2.4)	(0.5)
Dividends paid on convertible perpetual preferred stock	(26.0)	(26.0)	(26.0)
Debt amendment and issuance costs	(4.4)	(19.3)	(10.6)
Distributions paid to noncontrolling interests of consolidated affiliates	0	0	0
Other	4.3	0.4	(0.1)
Change in intercompany advances	0.7	12.5	1.6
Net cash provided by (used in) financing activities of discontinued operations			(0.4)
Net cash used in financing activities	(281.6)	(187.1)	(199.0)
(Decrease) increase in cash and cash equivalents	(19.9)	(30.3)	53.0
Cash and cash equivalents at beginning of year	45.8	76.1	22.9
Cash and cash equivalents of facilities at beginning of year	0.1	0.1	0.3
Less: Cash and cash equivalents of facilities in discontinued operations at end of year	0	(0.1)	(0.1)
Cash and cash equivalents at end of year	26.0	45.8	76.1
Guarantor Subsidiaries
Consolidated Statements of Cash Flows [Abstract]
Net cash provided by operating activities	283.8	218.0	188.8
Cash flows from investing activities:
Purchases of property and equipment	(83.1)	(39.0)	(54.8)
Capitalized software costs	(2.0)	(0.4)	(0.5)
Acquisition of business, net of cash acquired	(4.9)	(34.1)
Proceeds from sale of restricted investments	0	0	0
Purchase of restricted investments	0	0	0
Net change in restricted cash	0	0	0
Net settlements on interest rate swaps not designated as hedges	0	0	0
Net investment in interest rate swap not designated as hedges			0
Other	(0.9)	(0.3)	1.4
Net cash provided by (used in) investing activities of discontinued operations		(0.9)	(0.5)
Net cash provided by (used in) investing activities of discontinued operations—
Proceeds from sale of LTCHs	0
Other investing activities of discontinued operations	(0.3)
Net cash used in investing activities	(91.2)	(74.7)	(54.4)
Cash flows from financing activities:
Principal borrowings on term loan	0
Proceeds from bond issuance	0	0	0
Principal borrowings on notes			15.5
Principal payments on debt, including pre-payments	(1.5)	0	(0.2)
Borrowings on revolving credit facility	0	0	0
Payments on revolving credit facility	0	0	0
Principal payments under capital lease obligations	(10.2)	(10.5)	(9.7)
Dividends paid on convertible perpetual preferred stock	0	0	0
Debt amendment and issuance costs	0	0	0
Distributions paid to noncontrolling interests of consolidated affiliates	0	0	(0.9)
Other	0	0	0
Change in intercompany advances	(179.7)	(134.5)	(138.1)
Net cash provided by (used in) financing activities of discontinued operations			0
Net cash used in financing activities	(191.4)	(145.0)	(133.4)
(Decrease) increase in cash and cash equivalents	1.2	(1.7)	1.0
Cash and cash equivalents at beginning of year	0.1	1.8	0.8
Cash and cash equivalents of facilities at beginning of year	0	0	0
Less: Cash and cash equivalents of facilities in discontinued operations at end of year	0	0	0
Cash and cash equivalents at end of year	1.3	0.1	1.8
Non-Guarantor Subsidiaries
Consolidated Statements of Cash Flows [Abstract]
Net cash provided by operating activities	131.6	125.1	82.4
Cash flows from investing activities:
Purchases of property and equipment	(12.2)	(20.9)	(7.5)
Capitalized software costs	(0.2)	(0.1)	(0.1)
Acquisition of business, net of cash acquired	0	0
Proceeds from sale of restricted investments	1.2	10.4	5.0
Purchase of restricted investments	(8.4)	(26.0)	(3.8)
Net change in restricted cash	1.4	29.5	(11.7)
Net settlements on interest rate swaps not designated as hedges	0	0	0
Net investment in interest rate swap not designated as hedges			0
Other	0	0	(1.5)
Net cash provided by (used in) investing activities of discontinued operations		7.4	(0.9)
Net cash provided by (used in) investing activities of discontinued operations—
Proceeds from sale of LTCHs	0
Other investing activities of discontinued operations	(0.2)
Net cash used in investing activities	(18.4)	0.3	(20.5)
Cash flows from financing activities:
Principal borrowings on term loan	0
Proceeds from bond issuance	0	0	0
Principal borrowings on notes			0
Principal payments on debt, including pre-payments	0	0	0
Borrowings on revolving credit facility	0	0	0
Payments on revolving credit facility	0	0	0
Principal payments under capital lease obligations	(2.2)	(2.0)	(3.2)
Dividends paid on convertible perpetual preferred stock	0	0	0
Debt amendment and issuance costs	0	0	0
Distributions paid to noncontrolling interests of consolidated affiliates	(44.2)	(34.4)	(31.8)
Other	0	4.8	1.0
Change in intercompany advances	(66.4)	(94.4)	(34.7)
Net cash provided by (used in) financing activities of discontinued operations			1.6
Net cash used in financing activities	(112.8)	(126.0)	(67.1)
(Decrease) increase in cash and cash equivalents	0.4	(0.6)	(5.2)
Cash and cash equivalents at beginning of year	2.4	2.8	8.0
Cash and cash equivalents of facilities at beginning of year	0	0.2	0.2
Less: Cash and cash equivalents of facilities in discontinued operations at end of year	0	0	(0.2)
Cash and cash equivalents at end of year	2.8	2.4	2.8
Eliminating Entries
Consolidated Statements of Cash Flows [Abstract]
Net cash provided by operating activities	(249.4)	(220.4)	(175.2)
Cash flows from investing activities:
Purchases of property and equipment	0	0	0
Capitalized software costs	0	0	0
Acquisition of business, net of cash acquired	0	0
Proceeds from sale of restricted investments	0	0	0
Purchase of restricted investments	0	0	0
Net change in restricted cash	0	0	0
Net settlements on interest rate swaps not designated as hedges	0	0	0
Net investment in interest rate swap not designated as hedges			0
Other	0	0	0
Net cash provided by (used in) investing activities of discontinued operations		0	0
Net cash provided by (used in) investing activities of discontinued operations—
Proceeds from sale of LTCHs	0
Other investing activities of discontinued operations	0
Net cash used in investing activities	0	0	0
Cash flows from financing activities:
Principal borrowings on term loan	0
Proceeds from bond issuance	0	0	0
Principal borrowings on notes			0
Principal payments on debt, including pre-payments	4.0	4.0	4.0
Borrowings on revolving credit facility	0	0	0
Payments on revolving credit facility	0	0	0
Principal payments under capital lease obligations	0	0	0
Dividends paid on convertible perpetual preferred stock	0	0	0
Debt amendment and issuance costs	0	0	0
Distributions paid to noncontrolling interests of consolidated affiliates	0	0	0
Other	0	0	0
Change in intercompany advances	245.4	216.4	171.2
Net cash provided by (used in) financing activities of discontinued operations			0
Net cash used in financing activities	249.4	220.4	175.2
(Decrease) increase in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of year	0	0	0
Cash and cash equivalents of facilities at beginning of year	0	0	0
Less: Cash and cash equivalents of facilities in discontinued operations at end of year	0	0	0
Cash and cash equivalents at end of year	$ 0	$ 0	$ 0